10. CAPITAL STOCK	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
10. CAPITAL STOCK

Share Exchange and PPO

Concurrent with the closing of the Share Exchange in December 2013, the Company completed a closing of the PPO in which 3,089,736 units of our common stock and warrants were sold at a price of $0.50 per unit for a total consideration of $1,549,368. During the initial closing of our PPO, the Company incurred advisory and professional fees of $406,035, of which issuance costs of $60,250 were allocated to equity issuance costs and deducted from additional paid in capital.

On February 5, 2014, a second closing of the private placement offering was completed in which an additional 373,984 units were sold which generated gross proceeds of $186,987. In connection with the second closing, we incurred advisory and professional fees of $80,251, of which issuance costs of $7,750 were allocated to equity issuance costs and deducted from additional paid in capital.

On May 20, 2014, a third closing of the private placement offering was completed in which an additional 2,380,810 units were sold generating gross proceeds of $1,190,405. In connection with the third closing, we incurred advisory and professional fees of $81,724, none of which were allocated to equity issuance costs and deducted from additional paid- in capital.

The following table displays the allocation of proceeds in connection with the PPO through December 31, 2014:

Gross proceeds from the PPO	$2,926,760
Issuance costs	(68,000)
Proceeds allocated to warranty liability	(570,268)
Proceeds allocated to common stock	$2,288,492

Each of the units sold in the PPO consisted of one share of common stock and a warrant to purchase one share of common stock. The warrants are exercisable for a period of three years at a purchase price of $0.75 per share. As of December 31, 2014, the Company has issued 93,000 warrants to the placement agent as a commission. These warrants are exercisable for a period of three years at a purchase price of $0.50 (see Note 12).

Common and Preferred Stock

The Company’s Certificate of Incorporation authorizes the issuance of 300,000,000 shares of capital stock, consisting of 290,000,000 shares of Common Stock and 10,000,000 shares of “blank check” preferred stock, $0.001 par value per share.

Net Loss Per Share

Basic and diluted net loss per share is presented in conformity with ASC Topic 260, Earnings per Share, for all periods presented. In accordance with this guidance, basic and diluted net loss per common share was determined by dividing net loss applicable to common stockholders by the weighted-average common shares outstanding during the period. In a period where there is a net loss position, diluted weighted-average shares are the same as basic weighted-average shares. Shares used in the diluted net loss per common share calculation exclude potentially dilutive share equivalents as the effect would be antidilutive. As of December 31, 2014 there are 5,853,530 Investor and 93,000 Broker Warrants which are excluded on the aforementioned basis. Nonvested shares are excluded from the computation of basic earnings per share unless they are considered “participating securities”, but are included in computing diluted earnings per share. As of December 31, 2014 there are 1,068,250 unvested shares.

Cancellation of Escrow Shares

In connection with the Share Exchange described in Note 1, 9,170,000 shares of the Company’s common stock was held in escrow for the potential acquisitions of Gambitious and Equidam (“Acquisition Escrow Shares”) and an additional 600,000 shares was placed in escrow to secure the indemnification obligations of the shareholders of the Company. Of the 9,170,000 shares held in escrow, 5,000,000 and 3,000,000 of the Acquisition Escrow Shares were assigned to the potential acquisitions of Gambitious and Equidam, respectively. The remaining 1,170,000 shares in escrow are in recognition of the pre- Share Exchange shareholders ownership interests in Gambitious of 18%, resulting in 900,000 shares, and Equidam of 9%, resulting in 270,000 shares, which are to be distributed on a pro- rata basis to the pre- Share Exchange shareholders of the Company upon the earlier of (i) the closings of the respective acquisitions of Gambitious or Equidam or (ii) six months following the close of the Share Exchange on June 6, 2014.

On June 6, 2014, the Company determined not to proceed with the purchase of the additional shares in Gambitious, resulting in the cancellation of the 5,000,000 shares of common stock held in escrow.  An additional 300,000 shares were cancelled from the 900,000 shares due to the pre- Share Exchange shareholders as a result of subsequent sales of membership interests in Gambitious BV in February 2014 and May 2014 described in Note 6, which reduced the Company’s indirect ownership interest in Gambitious from 18% to 12%.

On September 2, 2014, the Company determined not to proceed with the purchase of the additional shares in Equidam, resulting in the cancellation of the 3,000,000 shares of common stock held in escrow.

2013 Equity Incentive Plan

Before the Share Exchange on December 6, 2013, the Board of Directors adopted and the stockholders approved, the 2013 Equity Incentive Plan (the “2013 Plan”), which provides for the issuance of incentive awards of up to 5,000,000 shares of common stock to officers, key employees, consultants and directors.  On July 24, 2014 the Company issued an aggregate of 1,003,500 restricted stock units to certain employee and non- employees under the 2013 Equity Incentive Plan. Refer to Note 11 on share based payments.

Shares Issued for Services

On December 8, 2014, the Company entered into an agreement with Fortion Holding B.V. and issued 1,500,000 shares of common stock valued at $645,000 for Credion's obligations under the agreement (see Note 16).

Shares Issued for Asset Acquisition

On July 29, 2014, our wholly owned subsidiary Symbid Holding, a limited liability Corporation in the Netherlands, acquired all the issued and outstanding shares of FAC B.V. in exchange for 2,750,000 shares of our restricted common stock (See Note 7).

Private Investment

The Company issued 3,198,414 shares of common stock valued at $378,223 for cash during the twelve months ended December 31, 2013.

Stock issued for convertible notes payable

On March 1, 2013 the Company issued 736,450 shares of common stock valued at $85,681 in connection with the conversion of notes payable and accrued interest (see Note 9).

Noncontrolling Interests

The composition of the net loss attributable to noncontrolling interests are as follows:

	Year Ended December 31,
	2014	2013
Symbid Coop- 100%	$28,794	$9,792
Gambitious Coop- 37%*	-	20,224
Total net loss attributable to NCI	$28,794	$30,016

*Prior to the loss of control in Gambitious Coop in February 2014, the Company held a noncontrolling interest of 37%.